Provisions and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Note	Onerous contract	Total

At January 1, 2024		598	598
Provisions used during the year	-	(163)	(163)

Balance at June 30, 2024		435	435
Non-current	-	125	125
Current	-	310	310
Total		435	435